SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Equity [Abstract]
Number of warrants oustanding, Beginning balance	[1]	542,030	[2]	272,000	[2]	272,000	[2]	272,000
Weighted Average Exercise Price, Balance		$ 0.42		$ 2.00		$ 2.00		$ 2.00
Weighted average remaining contractual term, Beginning balance		4 years 1 month 6 days		2 years 10 months 24 days		3 years 8 months 12 days		3 years 10 months 24 days
Number of Warrants, Granted			[2]	264,030	[2]	492,030	[1]		[1]
Weighted Average Exercise Price, Granted				$ 0.26		$ 0.26
Number of Warrants, Exercised			[2]		[2]	200,000	[1]		[1]
Weighted Average Exercise Price, Exercised						$ 2.00
Number of Warrants, Forfeited/Cancelled			[2]		[2]	22,000	[1]		[1]
Weighted Average Exercise Price, Forfeited/Cancelled						$ 2.00
Weighted- Average Remaining Expected Term, Granted				5 years		5 years
Number of Warrants, Exercised			[2]		[2]	(200,000)	[1]		[1]
Number of Warrants, Forfeited/Cancelled			[2]		[2]	(22,000)	[1]		[1]
Number of warrants oustanding, Ending balance	[2]	542,030		536,030		542,030	[1]	272,000	[1]
Weighted average exercise price, Ending balance		$ 1.14		$ 1.14		$ 0.42		$ 2.00
Weighted average remaining contractual term, Ending balance		3 years 9 months 18 days		3 years 8 months 12 days		4 years 1 month 6 days

[1]	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of
[2]	The warrant agreements issued in 2019 for a total of 50,000 warrants include provisions for dilutive issuance and cash-less exercise. If exercised at December 31, 2022 the provisions would have resulted in an issuance of 1,130,114 shares at an average conversion price of $0.09, or 1,050,114 shares in a cash-less exercise. In order to mitigate the Company’s risk an administrative hold has been placed on one Shareholder’s stock in the event of future exercise.